Acquisitions and divestitures	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Acquisitions and divestitures
37	Acquisitions and divestitures
Acquisitions
Current year
Banco Dominicano del Progreso, Dominican Republic
On March 1, 2019, the Bank acquired 97.44% of the voting shares of Banco Dominicano del Progreso, a bank with operations in Dominican Republic
,
in exchange for total consideration of $440 million in cash. The acquired business forms part of the International Banking business segment.
The fair value of the identifiable assets and liabilities acquired of Banco Dominicano del Progreso, Dominican Republic at the date of acquisition were:

($ millions)
Total net assets acquired (1)	176
Goodwill arising on acquisition	271
Deferred tax liabilities	(3)
Non-controlling interest	(4)
Total purchase consideration transferred	$440

(1)	Includes finite life intangible assets of $26 million relating to core-deposits and customer relationships.
Goodwill value of $271
 million arising on acquisition largely reflects the synergies through combining and streamlining the Bank’s current operations in Dominican Republic with Banco Dominicano del Progreso’s operations.
Banco Cencosud, Peru
On March 1, 2019, the Bank acquired 51% of the voting shares of Banco Cencosud, Peru in exchange for total consideration of $133 million in cash. The Bank and Banco Cencosud will jointly manage the credit card operations and offer other products and services to customers in partnership for 15 years.
On acquisition, the Bank recorded $562
m
illion of assets (mainly loans and intangible assets), $386
m
illion of liabilities (mainly deposits) and a non-controlling interest of $43
m
illion. The intangible assets arising from acquisition of $123
m
illion relates to the 15 year exclusivity contract.
The acquired business forms part of the International Banking business segment.

Aggregate impact to Consolidated Income
For the year ended October 31, 2019, both acquisitions contributed revenue of $217 million in aggregate and a net loss of $64 million in aggregate. The primary reason for the net loss is the recording of a provision for credit losses of $151 million ($106 million after-tax) on acquired performing financial assets, as required under IFRS 9.
Prior year
Jarislowsky, Fraser Limited, Canada
On May 1, 2018, the Bank completed the acquisition of Jarislowsky, Fraser Limited, an independent investment firm with approximately $40 billion in assets under management on behalf of institutional and high net worth clients. The purchase price of $978 million was satisfied primarily by the issuance of 11.1 million common shares valued at $878 million and cash of $44 million. The fair value of the common shares issued is based on the quoted price of the shares of the Bank as at May 1, 2018 which was $78.86. Included in this purchase price is an earn-out of an amount of $56 million in additional common shares which may be paid based on achieving future growth targets. The acquired business forms part of the Canadian Banking business segment.

The fair value of the identifiable net assets of Jarislowsky, Fraser Limited at the date of acquisition was:

($ millions)
Total net assets acquired	$9
Intangible assets
Finite life intangible asset arising on acquisition (1)	255
Indefinite life intangible assets arising on acquisition (2)	308
Deferred tax liability	(150)
Goodwill arising on acquisition	556
Purchase consideration transferred	$978

(1)	Comprised of customer relationship intangible of $255.
(2)	Comprised of fund management contracts of $290 and trademark of $18.
Goodwill of $556 million largely reflects the value of synergies expected by combining certain operations within the Bank’s asset management businesses as well as Jarislowsky Fraser’s strong market presence and future growth prospects.
Citibank’s consumer and small and medium enterprise operations, Colombia
On June 30, 2018, the Bank’s Colombian subsidiary, Scotiabank Colpatria S.A., completed the acquisition of Citibank’s consumer (retail and credit cards) and small and medium enterprise operations in Colombia. The acquired business forms part of the Bank’s International Banking business segment.
On acquisition, approximately $2.0 billion of assets (mainly loans) and $1.4 billion of liabilities (mainly deposits) were recorded. During the 2019 fiscal year, the Bank completed its estimation of fair values of assets acquired and liabilities assumed. This acquisition is not considered material to the Bank.
BBVA, Chile
On July 6, 2018, the Bank acquired 68.2% of Banco Bilbao Vizcaya Argentaria, Chile, 100% of BBVA Seguros Vida S.A., 100% of Servicios Corporativos S.A., 68.1% of Inmobiliaria e Inversiones S.A. and 4.1% of Inversiones DCV S.A. (together “BBVA Chile”) in Chile for cash consideration of US$ 2.2 billion. The Bank consolidated 100% of BBVA Chile’s assets and liabilities and recorded a non-controlling interest of 31.8%. The acquired business forms part of the International Banking business segment.
On September 1, 2018, BBVA Chile merged with Scotiabank Chile. The non-controlling shareholders in BBVA Chile paid the Bank US$ 0.4 billion to increase their pro forma ownership of the merged entity. Subsequent to these transactions, the Bank retained control over the combined entity with 75.5% of the total shares. Under this agreement, the non-controlling shareholders have the option to sell all or a portion of their shares to the Bank at fair value, which can be settled, at the Bank’s discretion, by the issuance of common shares or cash. The Bank recorded a non-controlling interest in BBVA Chile of approximately $0.6 billion at the time of the acquisition, which changed to approximately $0.7 billion on the merger of BBVA Chile with Scotiabank Chile. During the 2019 fiscal year, the Bank completed its estimation of fair values of assets acquired and liabilities assumed.
The fair values of the identifiable net assets of BBVA at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value (1)	$2,272
Intangible assets
Finite life intangible assets	143
Deferred tax liability	(90)
Goodwill arising on acquisition	1,281
Non-controlling interest	(677)
Purchase consideration transferred	$2,929

(1)	Includes loans of $20,469 and deposits of $13,444.

MD Financial Management, Canada
On October 3, 2018, the Bank completed the acquisition of MD Financial Management (“MD Financial”) from the Canadian Medical Association for approximately $2.7 billion, paid in cash. The acquired business forms part of the Canadian Banking business segment. During the 2019 fiscal year, the Bank completed its estimation of fair values of assets acquired and liabilities assumed.
The fair values of the identifiable net assets of MD Financial at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value	$97
Intangible assets
Finite life intangible assets (1)	70
Indefinite life intangible assets (2)	1,880
Deferred tax liability	(501)
Goodwill arising on acquisition	1,154
Purchase consideration transferred	$2,700

(1)	Comprised of customer relationship intangible.
(2)	Comprised of fund management contract of $1.8 billion and acquired trademark of $80 million.
Goodwill largely reflects the value of synergies expected by combining certain operations within the Bank’s asset management businesses as well as MD Financial’s strong market presence and future growth prospects.
Aggregate impact to Consolidated Income
For the year ended October 31, 2018, all four acquisitions contributed revenue of $394 million in aggregate and a net loss of $257 million in aggregate.
The primary reason for the net loss is the recording of a provision for credit losses of $404 million ($285 million after-tax) on acquired performing financial assets, as required under IFRS 9.
Acquisition related costs directly related to the four acquisitions of $44 million are included in non-interest expenses in the Consolidated Statement of Income.
Divestitures
Announced
divestitures
impacting the current year
Insurance and banking operations in El Salvador
On February 8, 2019, the Bank announced that it has reached an agreement under which the Bank will sell its banking and insurance operations in El Salvador, including Scotiabank El Salvador, its subsidiaries and Scotia Seguros to Imperia Intercontinental Inc. The transaction is expected to close in fiscal 2020 and is subject to regulatory approvals and closing conditions.
As this transaction met the accounting requirements of assets held for sale, a total loss of approximately $136 million after tax, that primarily represents the carrying value of goodwill relating to this business, was recorded in Non-interest income – Other and reported in the Other segment. The transaction will increase the Bank’s common equity Tier 1 (CET1) ratio by approximately five basis points.
Operations in Puerto Rico and the U.S. Virgin Islands
On June 26, 2019, the Bank announced the sale of its operations in Puerto Rico and the U.S. Virgin Islands (“USVI”) to Oriental Bank, a subsidiary of OFG Bancorp. The transaction is expected to close in fiscal 2020 and is subject to regulatory approvals and closing conditions.
As this transaction met the accounting requirements of assets held for sale, a loss of approximately

$
402
million after tax, that primarily represents the carrying value of goodwill relating to this business, was recorded in Non-interest income – Other and reported in the Other segment.
Upon closing, an after-tax gain of approximately $50 million is expected to

be recorded relating primarily to accumulated foreign currency translation gains and the premium received on the USVI operations. The amounts are subject to closing adjustments including fair values and foreign exchange rates prevailing at the date of closing. The transaction will increase the Bank’s common equity Tier 1 (CET1) ratio by approximately five basis points.
Pension fund operations in Colombia
On August 9, 2019, the Bank announced the sale of its

51
%
interest in AFP Colfondos to AFP Habitat. The transaction is expected to close in fiscal 2020 and is subject to regulatory approvals and closing conditions.
As this transaction met the accounting requirements of assets held for sale, a loss of approximately
$46
million after tax, that primarily represents the carrying value of goodwill relating to this business, was recorded in Non-interest income – Other and reported in the Other segment.
Closed divestiture
s
impacting the current year
Pension and insurance operations in the Dominican Republic
On April 30, 2019, the Bank completed the sale of Scotia Crecer AFP and Scotia Seguros, its pension and related insurance businesses in the Dominican Republic to Grupo Rizek, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities of approximately
$
111

million and $26 million, respectively, in relation to this business have been derecognized on the date of close and a net gain of approximately
$273
million after tax was recorded in Non-interest income – Other and reported in the Other segment.
Banking operations in the Caribbean
On November 27, 2018, the Bank announced it has entered into an agreement to sell its banking operations in nine non-core markets in the Caribbean. Subsequently, the Bank did not close operations in two markets (Antigua and Barbuda, and Guyana) while remaining seven (Anguilla, Dominica, Grenada, St. Kitts & Nevis, St. Lucia, St. Maarten, St. Vincent & the Grenadines) were sold to Republic Financial Holdings Limited on October 31, 2019, upon receiving regulatory approvals and satisfying closing conditions.

All assets and liabilities of approximately
$
2,086

million and
$2,069
million, respectively, in relation to these operations have been derecognized on the date of close and a net gain of approximately $38 million after tax was recorded in Non-interest income – Other and reported in the Other segment.
Divestitures previously announced not yet impacting the Bank’s financial results
Thanachart Bank, Thailand
On August 8, 2019, the Bank announced that it has signed agreements with ING Groep N.V., Thanachart Bank Public Company Limited (“TBank”) and TMB Bank Public Company Limited (“TMB”) that largely follow the memorandum of understanding announced on February 26, 2019. The carrying value of the Bank’s

49
%
interest in TBank was

$
3.55
billion as at October 31, 2019.
Upon closing and pursuant to these agreements, the Bank will sell its interest in TBank in exchange for cash and shares in TMB (and ultimately the new bank resulting from the subsequent merger of TMB and TBank (“the Merged Bank”)). Based on current values, this would result in the Bank owning approximately 6% of the Merged Bank.
The announced transaction is subject to customary closing conditions, including regulatory approvals, and other non-customary closing conditions which are particular to the many parties involved. The transaction is expected to close in fiscal 2020.
The Bank will continue to retain
49%
interest in two TBank subsidiaries that are not part of these signed agreements.
Insurance operations in the Caribbean
On November 27, 2018, the Bank announced its subsidiaries in Jamaica and Trinidad & Tobago will sell their insurance operations. The Bank will partner with the buyer to provide an expanded suite of insurance products and services to its customers. Subsequently, the Bank and acquirer have mutually agreed not to proceed with the proposed sale of insurance operations in Jamaica.